Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000032340 | Netflix Inc.9259627
Holdings [Line Items]
Percent of Total Investments	8.80%
C000032340 | ASML Holding NV9259657
Holdings [Line Items]
Percent of Total Investments	8.10%
C000032340 | NVIDIA Corp.9259630
Holdings [Line Items]
Percent of Total Investments	7.40%
C000032340 | Broadcom Inc.9259611
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032340 | Synopsys Inc.9259645
Holdings [Line Items]
Percent of Total Investments	5.90%
C000032340 | Visa Inc.9259654
Holdings [Line Items]
Percent of Total Investments	5.80%
C000032340 | Axon Enterprise Inc.9259604
Holdings [Line Items]
Percent of Total Investments	5.60%
C000032340 | MSCI Inc.9259625
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032340 | TransDigm Group Inc.9259648
Holdings [Line Items]
Percent of Total Investments	4.70%
C000032340 | Shopify Inc.9259639
Holdings [Line Items]
Percent of Total Investments	4.70%
C000032340 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032340 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000032340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000032340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000032340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000032340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000032341 | Netflix Inc.9259627
Holdings [Line Items]
Percent of Total Investments	8.80%
C000032341 | ASML Holding NV9259657
Holdings [Line Items]
Percent of Total Investments	8.10%
C000032341 | NVIDIA Corp.9259630
Holdings [Line Items]
Percent of Total Investments	7.40%
C000032341 | Broadcom Inc.9259611
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032341 | Synopsys Inc.9259645
Holdings [Line Items]
Percent of Total Investments	5.90%
C000032341 | Visa Inc.9259654
Holdings [Line Items]
Percent of Total Investments	5.80%
C000032341 | Axon Enterprise Inc.9259604
Holdings [Line Items]
Percent of Total Investments	5.60%
C000032341 | MSCI Inc.9259625
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032341 | TransDigm Group Inc.9259648
Holdings [Line Items]
Percent of Total Investments	4.70%
C000032341 | Shopify Inc.9259639
Holdings [Line Items]
Percent of Total Investments	4.70%
C000032341 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032341 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000032341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000032341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000032341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000032341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%